Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details) (USD $)	12 Months Ended
Sep. 30, 2014 Years
Shares under option	326,830
Weighted average exercise price	$ 25.43
Weighted average remaining life	5.0
Options exercisable at September 30, 2014	244,476
$11.00 - $16.50
Shares under option	55,800
Weighted average exercise price	$ 14.92
Weighted average remaining life	0.4
Minimum exercise price	$ 11.00
Maximum exercise price	$ 16.50
$16.51 - $24.75
Shares under option	68,176
Weighted average exercise price	$ 22.57
Weighted average remaining life	4.1
Minimum exercise price	$ 16.51
Maximum exercise price	$ 24.75
$24.76 - $37.25
Shares under option	113,000
Weighted average exercise price	$ 27.79
Weighted average remaining life	5.3
$37.26 - $41.39
Shares under option	7,500
Weighted average exercise price	$ 41.39
Weighted average remaining life	9.2
Minimum exercise price	$ 37.26
Maximum exercise price	$ 41.39
$16.51 - $24.75 Non-exercisable
Shares under option	14,514
Weighted average exercise price non-exercisable	$ 22.25
Weighted average remaining life	7.2
Minimum exercise price	$ 16.51
Maximum exercise price	$ 24.75
$24.76 - $37.25 Non-exercisable
Shares under option	43,550
Weighted average exercise price non-exercisable	$ 26.62
Weighted average remaining life	7.5
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$37.26 - $41.39 Non-exercisable
Shares under option	24,290
Weighted average exercise price non-exercisable	$ 41.39
Weighted average remaining life	9.2
Non-exercisable
Shares under option	82,354
Weighted average exercise price non-exercisable	$ 30.21
Weighted average remaining life	8.0
$24.76 - $37.25
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$37.26 - $41.39 Non-exercisable
Minimum exercise price	$ 37.26
Maximum exercise price	$ 41.39